LONG-TERM INVESTMENTS, NET - Additional information (Details) - CNY (¥) ¥ in Thousands	1 Months Ended								12 Months Ended
	Jan. 31, 2022	Nov. 30, 2021	Jan. 31, 2018	Jul. 31, 2017	May 31, 2017	Dec. 31, 2016	Oct. 31, 2016	Oct. 31, 2015	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Schedule of Investments and Cost Method Investments [Line Items]
Equity Method Investment, Ownership Percentage			20.00%
Impairment of equity investments without readily determinable fair values										¥ 37,000
Equity investment percentage			20.00%
Impairment of long-term investments									¥ (524)	(524)
Increase in fair value of the investment						¥ 15,000
Prepaid and other current asset
Schedule of Investments and Cost Method Investments [Line Items]
Proceeds from sale of cost method investments	¥ 13,000								9,500
A company providing mechanic training
Schedule of Investments and Cost Method Investments [Line Items]
Payment to acquire cost method investment								¥ 12,000
Equity investment , cost method percentage								2.86%
Impairment of equity investments without readily determinable fair values									0	0
A company providing intelligent robot products
Schedule of Investments and Cost Method Investments [Line Items]
Payment to acquire cost method investment					¥ 24,000
Equity investment , cost method percentage					6.00%
Impairment of equity investments without readily determinable fair values											¥ 24,000
Impairment of equity investments without readily determinable fair values									24,000	24,000
A company providing information sharing IT platform
Schedule of Investments and Cost Method Investments [Line Items]
Payment to acquire cost method investment				¥ 22,500
Equity investment , cost method percentage		15.00%		15.00%
Proceeds from sale of cost method investments		¥ 22,500
Impairment of equity investments without readily determinable fair values									0	0
Other equity investments without readily determinable fair values
Schedule of Investments and Cost Method Investments [Line Items]
Impairment of equity investments without readily determinable fair values									0	0
Impairment of equity investments without readily determinable fair values									13,000	13,000
A company providing employment course trainings and recruitment services
Schedule of Investments and Cost Method Investments [Line Items]
Equity investment , cost method percentage							13.90%
Impairment of equity investments without readily determinable fair values									0	0
Impairment of equity investments without readily determinable fair values									15,000	15,000
Payment to acquire available for sale securities							¥ 10,000
A company providing Internet product solutions
Schedule of Investments and Cost Method Investments [Line Items]
Equity Method Investment, Ownership Percentage			20.00%
Impairment of equity investments without readily determinable fair values									¥ 0	¥ 0
Payment to acquire investment			¥ 14,000
Equity investment percentage			20.00%